Victory Target Retirement 2040 Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P Target Date 2040 Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.20%	9.18%	10.06%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.51%	8.69%	8.87%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.41%	6.77%	6.62%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.47%	6.32%	6.30%